INCOME TAX - Effective Tax Rate (Details)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate (in percent)	21.00%	21.00%
State taxes, net of federal tax benefit (in percent)	0.00%	0.00%
Change in valuation allowance (in percent)	(21.00%)	13.80%
Income tax provision (in percent)		34.80%